Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	DREYFUS/LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Apr. 29, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
Dreyfus High Yield Fund | Class A
Prospectus:
Trading Symbol	DPLTX
Dreyfus High Yield Fund | Class C
Prospectus:
Trading Symbol	PTHIX
Dreyfus High Yield Fund | Class I
Prospectus:
Trading Symbol	DLHRX